Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Awards and Estimated Fair Value of Awards Issued in Acquisition

share-based awards for certain current employees of NetSpend. The following table provides a list of all replacement awards and the estimated fair value of those awards issued in conjunction with the acquisition of NetSpend:

	Number of Shares and Options Issued	Fair Value (in millions)
Time-based restricted stock	870,361	$21.5
Non-qualified stock options	530,696	8.4
Incentive stock options	529,452	5.3
Performance-based restricted stock	87,356	2.2

Total	2,017,865	$37.4

Pro Forma Revenue and Earnings

The amounts of NetSpend revenue and earnings included in TSYS’ consolidated income statement for the years ended December 31, 2013 and 2012, and the pro forma revenue and earnings of the combined entity had the acquisition date been January 1, 2012 are:

	Actual		Supplemental pro forma
	Years Ended December 31,		Years Ended December 31,
(in thousands, except per share data)	2013	2012	2013	2012
Revenue	$2,064,305	1,793,557	2,286,348	2,144,654

Net income attributable to TSYS common shareholders	$244,750	244,280	239,775	193,255

Basic EPS attributable to TSYS common shareholders	$1.30	1.30	1.28	1.03

Diluted EPS attributable to TSYS common shareholders	$1.29	1.29	1.27	1.02

Central Payment Co., LLC and ProPay
Amounts of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for acquisitions and the preliminary recognized amounts of identifiable assets acquired and liabilities assumed during the year ended December 31, 2012.

(in thousands)
Cash and restricted cash	$3,003
Accounts receivable	4,092
Other assets	12,522
Identifiable intangible assets	76,600
Other liabilities	(30,558)
Noncontrolling interest in acquired entity	(38,000)
Goodwill	162,090

Total consideration	$189,749

Estimated Fair Value of Identifiable Intangible Assets Acquired

assumptions such as revenues, expenses, attrition rates, and royalty rates. The estimated fair value of identifiable intangible assets acquired in the acquisitions and the related estimated weighted average useful lives are as follows:

	Fair Value (in millions)	Weighted Useful Lives (in years)
Customer relationships	$59.5	8.6
Current technology	13.0	5.0
Covenants-not-to-compete	2.9	2.8
Trade name	1.2	2.0

Total acquired identifiable intangible assets	$76.6	7.7

NetSpend Holdings Inc
Amounts of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for NetSpend and the initially recognized amounts of the identifiable assets acquired and liabilities assumed on July 1, 2013 (the acquisition date).

(in thousands)
Consideration
Cash	$1,355,270
Equity instruments	15,557
Dissenting shareholder liability*	25,723

Fair value of total consideration transferred	$1,396,550

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$40,610
Accounts receivable	11,335
Property equipment and software	11,657
Identifiable intangible assets	480,086
Deferred tax asset	10,165
Other assets	36,660
Deferred tax liability	(155,945)
Financial liabilities	(62,452)

Total identifiable net assets	372,116
Goodwill	1,024,434

$1,396,550

*	Represents 1.6 million NetSpend shares held by dissenting shareholders

Estimated Fair Value of Identifiable Intangible Assets Acquired

The estimated fair value of identifiable intangible assets acquired in the acquisitions and the related estimated weighted average useful lives are as follows:

(in thousands)	Fair Value	Weighted Average Useful Life (in years)
Channel relationships	$317,000	8.0
Current technology	78,711	7.0
Trade name	44,000	5.0
Database	28,000	5.0
Covenants-not-to-compete	11,500	6.0
Favorable lease	875	4.9

Total acquired identifiable intangible assets	$480,086	7.3